Assets Classified as Held for Sale and Discontinued Operations (Details 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Discontinued Operations [Line Items]
Total loss from discontinued operations	$ 0	$ 0	$ (241,402)
Discontinued operations | Hydrocarbon properties
Disclosure Of Discontinued Operations [Line Items]
Revenues			62,384
Costs and expenses			(215,779)
Loss before income taxes			(153,395)
Income tax expense			(48,623)
Net loss from discontinued operations			(202,018)
Loss on disposal of assets			0
Income tax expense			(11,987)
Net loss on disposal of assets			(11,987)
Total loss from discontinued operations			(214,005)
Discontinued operations | Interest in an iron ore mine
Disclosure Of Discontinued Operations [Line Items]
Revenues			0
Costs and expenses			(27,397)
Loss before income taxes			(27,397)
Income tax expense			0
Net loss from discontinued operations			(27,397)
Loss on disposal of assets			0
Income tax expense			0
Net loss on disposal of assets			0
Total loss from discontinued operations			$ (27,397)